SHORT-TERM BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of,
				June 30, 2026	December 31, 2025
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$542,217	$577,455
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	215,136	235,422
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	101,863	112,931
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	133,986	141,924
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	336,644	357,637

			Total:	$1,329,846	$1,425,369